Shareholders' equity - Capital (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital	R$ 1,443,108,000	R$ 261,920,000
Issued capital [member]
Number of shares issued	55,429,851	261,920,439	261,920,439
Capital	R$ 1,443,108,000	R$ 261,920,439	R$ 261,920,439
Issuance new shares [Member]
Number of shares issued	177,977,323	0
Capital	R$ 263,004,000	R$ 0
Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination [Member]
Number of shares issued	(439,897,762)	0
Capital	R$ (524,924,439)	R$ 0
Ambipar Participações e Empreendimentos S.A. [Member]
Number of shares issued	39,234,746	0
Capital	R$ 841,029,236.14	R$ 0
PIPE investors [Member]
Number of shares issued	13,323,800	0
Capital	R$ 555,892,822.91	R$ 0
HPX Corporation [Member]
Number of shares issued	1,916,100	0
Capital	R$ 6,333,075.86	R$ 0
Others Investors [Member]
Number of shares issued	955,205	0
Capital	R$ 39,852,865.09	R$ 0